PROSPECTUS SUPPLEMENT
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company

Supplement dated August 7, 2025,
to
Prospectuses dated May 1, 2025,
for
Hartford Leaders VUL LegacyTM, Stag Accumulator® Variable Universal Life,
Stag Protector® Variable Universal Life and Stag Variable Life Artisan Policies

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

On August 1, 2025, the Templeton Growth VIP Fund removed Templeton Asset Management Ltd. as subadvisor. Due to this change, the row for this fund in APPENDIX A: Funds Available Under the Policy is hereby revised.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP247
HLP-201, HLP-202, HLP-203, HLP-204, HLP-205, HLP-206